Equity - Summary of Dividends Paid (Detail)	12 Months Ended
Dec. 31, 2017 $ / shares
2014 [Member] | Interim Dividends [Member]
Disclosure Of Dividends [Line Items]
Type of Dividend	Interim
Payment Date	Jan. 30, 2015
Dolar per Share	$ 0.00133
Charged to	2014
2014 [Member] | Final Dividends [Member]
Disclosure Of Dividends [Line Items]
Type of Dividend	Final
Payment Date	May 25, 2015
Dolar per Share	$ 0.00886
Charged to	2014
2015 [Member] | Interim Dividends [Member]
Disclosure Of Dividends [Line Items]
Type of Dividend	Interim
Payment Date	Jan. 29, 2016
Dolar per Share	$ 0.00174
Charged to	2015
2015 [Member] | Final Dividends [Member]
Disclosure Of Dividends [Line Items]
Type of Dividend	Final
Payment Date	May 24, 2016
Dolar per Share	$ 0.00491
Charged to	2015
Two Thousand Sixteen [Member] | Interim Dividends [Member]
Disclosure Of Dividends [Line Items]
Type of Dividend	Interim
Payment Date	Jan. 27, 2017
Dolar per Share	$ 0.00142
Charged to	2016
Two Thousand Sixteen [Member] | Final Dividends [Member]
Disclosure Of Dividends [Line Items]
Type of Dividend	Final
Payment Date	May 26, 2017
Dolar per Share	$ 0.00359
Charged to	2016
Two Thousand Seventeen [Member] | Interim Dividends [Member]
Disclosure Of Dividends [Line Items]
Type of Dividend	Interim
Payment Date	Jan. 26, 2018
Dolar per Share	$ 0.00100
Charged to	2017